2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash in excess of FDIC limits	$ 1,538,032		$ 1,538,032
Allowance for doubtful accounts	100,000		100,000		$ 100,000
Shipping and handling	17,102	$ 0	123,823	$ 0
Allowance for customer returns	0		0		0
Inventory	9,899,106		9,899,106		11,666,251	$ 2,473,322
Allowance for obsolete inventory	0		0		0
Impairment of intangible assets	0	$ 0	0	$ 0
Uncertain tax positions	0		$ 0		$ 0
Anti-dilutive stock options outstanding			6,749,444
GERMANY
Inventory	2,481,624		$ 2,481,624
Accounts Receivable [Member] | Two Customers
Concentration percentage			82.40%
Sales Revenue, Net [Member] | Two Customers
Concentration percentage			34.80%
MediJane Holdings
Note receivable	$ 1,200,000		$ 1,200,000